Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations	The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.21	12.31.20
Property, Plant and Equipment
Real Estate	657	44,268

Total	657	44,268